LOANS, Summary of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 348,679	$ 308,492
Percent of total	100.00%	100.00%
Commercial Real Estate [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 213,322	$ 180,617
Percent of total	61.18%	58.55%
Commercial Real Estate [Member] | Residential ADC [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 7,242	$ 2,463
Percent of total	2.08%	0.80%
Commercial Real Estate [Member] | Commercial ADC [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 24,364	$ 24,583
Percent of total	6.99%	7.97%
Commercial Real Estate [Member] | Farmland [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 5,392	$ 3,826
Percent of total	1.55%	1.24%
Commercial Real Estate [Member] | Multifamily [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 11,967	$ 11,980
Percent of total	3.43%	3.88%
Commercial Real Estate [Member] | Owner Occupied [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 84,808	$ 69,686
Percent of total	24.32%	22.59%
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 79,549	$ 68,079
Percent of total	22.81%	22.07%
Commercial [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 48,867	$ 43,780
Percent of total	14.01%	14.19%
Commercial [Member] | Commercial and Industrial [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 47,032	$ 41,935
Percent of total	13.49%	13.59%
Commercial [Member] | Agricultural [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 415	$ 209
Percent of total	0.12%	0.07%
Commercial [Member] | Other [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 1,420	$ 1,636
Percent of total	0.40%	0.53%
Residential Mortgage [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 49,059	$ 44,698
Percent of total	14.07%	14.49%
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 47,936	$ 43,811
Percent of total	13.75%	14.20%
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 1,123	$ 887
Percent of total	0.32%	0.29%
Home Equity Lines [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 33,672	$ 35,119
Percent of total	9.66%	11.38%
Consumer - Other [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 3,759	$ 4,278
Percent of total	1.08%	1.39%